Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill - Schedule of Goodwill
USD'000	IoT Segment	AI Segment	Total
Goodwill balance as at December 31, 2019	8,317	—	8,317
Goodwill acquired during the year	—	—	—
Impairment losses	—	—	—
As a December 31, 2020
Goodwill	8,317	—	8,317
Accumulated impairment losses	—	—	—
Goodwill balance as at December 31, 2020	8,317	—	8,317
Goodwill acquired during the year	—	24,031	24,031
Currency translation adjustment	—	(1,507)	(1,507)
Impairment losses	—	—	—
As a December 31, 2021
Goodwill	8,317	24,031	32,348
Accumulated currency translation adjustments	—	(1,507)	(1,507)
Accumulated impairment losses	—	—	—
Goodwill balance as at December 31, 2021	8,317	22,524	30,841